Stock Options, Awards and Warrants (Details 2) (Restricted Stock Units (RSUs) [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning Balance	44,500	0	0
Shares, Granted	0	44,500	0
Shares, Vested	0	0	0
Shares, Forfeited	0	0	0
Shares, Ending Balance	44,500	44,500	0
Weighted Average Grant Date Fair Value, Beginning Balance	$ 11.21	$ 0	$ 0
Weighted Average Grant Date Fair Value, Granted	$ 0	$ 11.21	$ 0
Weighted Average Grant Date Fair Value, Vested	$ 0	$ 0	$ 0
Weighted Average Grant Date Fair Value, Forfeited	$ 0	$ 0	$ 0
Weighted Average Grant Date Fair Value, Ending Balance	$ 11.21	$ 11.21	$ 0